Lease Arrangements - Summary of Lease Liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of quantitative information about leases for lessee [abstract]
Lease liabilities - current	$ 3,890	$ 124	$ 3,558
Lease liabilities - noncurrent	7,001	$ 223	7,334
Lease liabilities	$ 10,891		$ 10,892